Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020 (excluding the six months ended June 30, 2020)	$ 3,737,443
2020		3,737,443
2021	206,760	206,760
2022	1,419,285	1,419,285
2023	1,440,278	1,440,278
2024
Thereafter
Long-term Debt, Gross	6,803,766	6,803,766
Less: debt discount	(595,088)	(595,088)
Long-term Debt	$ 6,208,678	$ 6,208,678